UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  12-31-2004


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  127039000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1360    34130 SH       Sole                    28920              5210
Affiliated Computer Systems    COM              008190100     3322    55185 SH       Sole                    48545              6640
American International Group I COM              026874107     4197    63910 SH       Sole                    56487              7423
Amgen                          COM              031162100     1277    19901 SH       Sole                    16881              3020
BP Amoco PLC ADR               COM              055622104     4117    70502 SH       Sole                    60747              9755
Bank of New York Co. Inc       COM              640571022     2480    74200 SH       Sole                    65085              9115
Bemis                          COM              081437105     2986   102640 SH       Sole                    88490             14150
Cardiodynamics Intl CP         COM              141597104      102    19640 SH       Sole                    19640
Chevron Texaco Corp.           COM              166764100     3490    66462 SH       Sole                    57342              9120
Chunghwa Telecom Co. Ltd       COM              17133q205     1476    70110 SH       Sole                    64525              5585
Cisco Systems Inc.             COM              17275R102     1659    85844 SH       Sole                    73184             12660
Citigroup                      COM              172967101     2973    61703 SH       Sole                    53993              7710
Coca Cola                      COM              191216100      236     5675 SH       Sole                     5675
Colgate-Palmolive Co.          COM              194162103     1438    28100 SH       Sole                    23840              4260
Computer Sciences Corp.        COM              205363104      929    16480 SH       Sole                    13505              2975
ConocoPhillips                 COM              20825C104     3399    39140 SH       Sole                    33830              5310
Constellation Brands Inc.      COM              21036p108      442     9500 SH       Sole                     9500
Costco Whsl Group              COM              22160K105     1597    32990 SH       Sole                    29515              3475
Cubic Corporation              COM              229669106      278    11100 SH       Sole                     9195              1905
DJ US Financial - iShares Trus COM              464287788      211     2160 SH       Sole                     2060               100
DeVry, Inc.                    COM              251893103      781    45000 SH       Sole                    40425              4575
Electronic Arts, Inc.          COM              285512109     1049    17010 SH       Sole                    13945              3065
Exelon  Corporation            COM              30161n101     2316    52550 SH       Sole                    47630              4920
Exxon Mobil                    COM              30231G102      789    15388 SH       Sole                    15388
Family Dollar Stores           COM              307000109     2273    72775 SH       Sole                    66440              6335
Fifth Third Bancorp            COM              316773100      749    15835 SH       Sole                    12405              3430
Fomento Economico Mexicano     COM              344419106     1000    19000 SH       Sole                    16115              2885
Gannett Co. Inc.               COM              364730101     1717    21010 SH       Sole                    18780              2230
General Electric               COM              369604103     3231    88509 SH       Sole                    77549             10960
GlaxoSmithKline plc            COM              37733W105     2142    45200 SH       Sole                    40370              4830
Goldman Sachs Group            COM              38141G104     2243    21555 SH       Sole                    18255              3300
Great Plains Energy            COM              391164100      701    23140 SH       Sole                    16880              6260
Honda Motor Corp.              COM              438128308     1379    52935 SH       Sole                    45320              7615
IBM                            COM              459200101     1529    15511 SH       Sole                    13991              1520
Jefferson Pilot Merger Electio COM              475070108     1706    32840 SH       Sole                    29355              3485
Johnson & Johnson              COM              478160104     4612    72721 SH       Sole                    64226              8495
Kinder Morgan Management LLC   COM              49455u100     1173    28827 SH       Sole                    25321              3506
Korea Electric Power           COM              500631106     1193    90095 SH       Sole                    69525             20570
L-3 Communications             COM              502424104     1983    27070 SH       Sole                    23935              3135
Lowe's Companies Inc.          COM              548661107     2955    51315 SH       Sole                    44015              7300
MBNA Corp.                     COM              55262L100     2127    75450 SH       Sole                    65715              9735
Medtronic, Inc.                COM              585055106     4142    83398 SH       Sole                    72538             10860
Merrill Lynch                  COM              590188108     2867    47965 SH       Sole                    42295              5670
Microsoft Corp.                COM              594918104     3307   123761 SH       Sole                   108681             15080
Nasdaq Biotech Index - iShares COM              464287556     1673    22190 SH       Sole                    19300              2890
Pepsico Inc.                   COM              713448108     3616    69270 SH       Sole                    59660              9610
Pfizer                         COM              717081103     3497   130037 SH       Sole                   112837             17200
Pharmaceutical HOLDRs Trust    COM              71712a206      363     5000 SH       Sole                     5000
Procter & Gamble               COM              742718109     2007    36434 SH       Sole                    30954              5480
Qualcomm                       COM              747525103     2784    65662 SH       Sole                    55007             10655
S&P Depository Receipts ETF    COM              78462F103      250     2065 SH       Sole                     1920               145
S&P Mid-Cap Barra Value - iSha COM              464287705      285     2220 SH       Sole                     2220
SEI Investments                COM              784117103      688    16420 SH       Sole                    13745              2675
SK Telecom Co. Ltd             COM              78440p108      909    40845 SH       Sole                    31445              9400
Sony Corp. ADR New             COM              835699307      656    16835 SH       Sole                    15025              1810
Starbucks Inc.                 COM              855244109      785    12590 SH       Sole                    10930              1660
State Street Corp.             COM              857477103     4169    84870 SH       Sole                    73280             11590
SunGard Data Systems Inc       COM              867363103     2967   104730 SH       Sole                    90420             14310
Sunrise Assisted Living        COM              86768K106     2879    62100 SH       Sole                    53810              8290
Suntrust Banks Inc.            COM              867914103      460     6228 SH       Sole                     6228
Sysco Corporation              COM              871829107      294     7695 SH       Sole                     6825               870
TJX Co Inc.                    COM              872540109      777    30915 SH       Sole                    24430              6485
Telecom Corp. of New Zealand   COM              879278208      622    17545 SH       Sole                    16015              1530
Teva Pharmaceutical Industries COM              881624209      995    33325 SH       Sole                    28185              5140
UnitedHealth Group             COM              91324P102     3854    43775 SH       Sole                    38010              5765
Verizon Communications         COM              92343V104      250     6164 SH       Sole                     5634               530
WPP Group                      COM              929309300     2264    41415 SH       Sole                    35720              5695
Walt Disney Co's.              COM              254687106     1094    39365 SH       Sole                    32815              6550
Wells Fargo New                COM              949746101      214     3440 SH       Sole                     1780              1660
Wyeth                          COM              983024100      263     6183 SH       Sole                     6183
Xilinx                         COM              983919101      693    23360 SH       Sole                    19680              3680
Zions Bancorporation           COM              989701107      567     8330 SH       Sole                     7140              1190
Equity Residential Properties  REL              29476l107     1236    34155 SH       Sole                    27465              6690